LOAN PAYABLES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Interest expense	$ 50,720	$ 102,944	$ 179,388	$ 76,714